CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Accounts receivable, net	$ 685,000
Contract asset	344,000
Convertible note receivable	445,000
Inventory	277,000
Deferred offering costs	1,297,000
Prepaid expenses and other assets	651,000
Total current assets	7,350,000
Right-of-use asset- operating lease	284,000
Right-of-use asset- finance lease	252,000
Property, plant and equipment, net	1,138,000
Goodwill	2,247,000
Intangible assets, net	1,841,000
Investment recorded at cost	45,000
Total Assets	13,157,000
Current liabilities
Accounts payable	3,860,000
Accrued expenses	1,718,000
Current portion of operating lease liability	115,000
Current portion of finance lease liability	99,000
Contract liabilities	1,121,000	$ 643,000
Total current liabilities	21,112,000
Non-current portion of operating lease liability	173,000
Non-current portion of finance lease liability	203,000
Noncurrent portion of debt, net of debt discount	1,150,000
Total liabilities	22,638,000
Commitments and Contingencies (Note 11)
Mezzanine Equity
Total mezzanine equity	11,983,000
Stockholders' Deficit:
Additional paid-in-capital	1,307,000
Accumulated deficit	(22,860,000)
Accumulated other comprehensive income	115,000
Stockholders' deficit	(21,438,000)
Noncontrolling interests	(26,000)
Total stockholders' deficit	(21,464,000)	(12,364,000)
Total liabilities, mezzanine equity and stockholders' deficit	13,157,000
ConnectM Before Business Combination
Current assets
Cash	1,160,368	1,923,332
Accounts receivable, net	684,788	1,164,392
Contract asset	343,646
Convertible note receivable	445,000
Inventory	277,343	656,214
Deferred offering costs	1,297,101	474,162
Due from Monterey Capital Acquisition Corporation	2,491,431
Prepaid expenses and other assets	650,738	444,662
Total current assets	7,350,415	4,662,762
Right-of-use asset- operating lease	283,634	252,781
Right-of-use asset- finance lease	252,231	316,025
Property, plant and equipment, net	1,137,699	1,080,957
Goodwill	2,246,619	2,403,722
Intangible assets, net	1,840,875	2,341,559
Investment recorded at cost	45,000
Total Assets	13,156,473	11,057,806
Current liabilities
Accounts payable	3,859,737	2,079,539
Accrued expenses	1,718,267	637,570
Current portion of convertible debt, at fair value	2,178,685	1,304,131
Current portion of operating lease liability	114,690	120,262
Current portion of finance lease liability	99,105	89,391
Contract liabilities	1,120,817	643,254
Total current liabilities	21,112,318	7,840,512
Non-current portion of operating lease liability	173,157	133,926
Non-current portion of finance lease liability	203,081	250,248
Noncurrent portion of debt, net of debt discount	1,150,481	3,214,849
Total liabilities	22,639,037	11,439,535
Commitments and Contingencies (Note 11)
Mezzanine Equity
Total mezzanine equity	11,982,284	11,982,284
Stockholders' Deficit:
Common stock, $0.0001 par value 5,000,000 shares authorized, 1,588,141 issued and outstanding	159	159
Additional paid-in-capital	1,307,065	1,306,658
Accumulated deficit	(22,860,351)	(13,710,685)
Accumulated other comprehensive income	114,624	17,011
Stockholders' deficit	(21,438,503)	(12,386,858)
Noncontrolling interests	(26,345)	22,843
Total stockholders' deficit	(21,464,848)	(12,364,014)
Total liabilities, mezzanine equity and stockholders' deficit	13,156,473	11,057,806
ConnectM Before Business Combination | Related Party
Current liabilities
Current portion of debt	85,437	85,822
ConnectM Before Business Combination | Nonrelated party
Current liabilities
Current portion of debt	11,935,580	2,880,543
ConnectM Before Business Combination | Series Seed Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity	2,200,000	2,200,000
ConnectM Before Business Combination | Series Seed-1 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity	292,625	292,625
ConnectM Before Business Combination | Series A1 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity	3,195,192	3,195,192
ConnectM Before Business Combination | Series B1 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity	3,983,538	3,983,538
ConnectM Before Business Combination | Series B2 Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity	$ 2,310,929	$ 2,310,929